Segmental analysis - Capital expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 50,065	£ 44,997	£ 40,752
Capital expenditure	5,079	4,321	4,074
Depreciation, amortisation and impairment	(1,640)	(1,735)	(1,530)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	48,770	43,913	39,853
Capital expenditure	4,727	4,015	3,901
Depreciation, amortisation and impairment	(1,464)	(1,560)	(1,392)
Non-current intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	1,295	1,084	899
Capital expenditure	352	306	173
Depreciation, amortisation and impairment	(176)	(175)	(138)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	20,427	19,343	18,772
Capital expenditure	1,847	1,584	1,527
Depreciation, amortisation and impairment	(784)	(931)	(804)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	29,638	25,654	21,980
Capital expenditure	3,232	2,737	2,547
Depreciation, amortisation and impairment	(856)	(804)	(726)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,788	13,288	13,028
Capital expenditure	1,043	925	999
Depreciation, amortisation and impairment	(469)	(628)	(475)
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	4,513	4,412	4,280
Capital expenditure	249	308	310
Depreciation, amortisation and impairment	(171)	(181)	(194)
Operating segments | US Regulated
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	29,623	24,542	20,953
Capital expenditure	3,228	2,650	2,424
Depreciation, amortisation and impairment	(855)	(700)	(635)
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	2,141	2,755	2,491
Capital expenditure	559	438	341
Depreciation, amortisation and impairment	(145)	(226)	(226)
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	2,080	1,635	1,454
Capital expenditure	550	317	186
Depreciation, amortisation and impairment	£ (124)	(114)	(143)
2020 Software assets and properties transferred from NGV and Other segment to US Regulated segment, remaining in NG Venture and Other | Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets		1,062	998
Capital expenditure		87	161
Depreciation, amortisation and impairment		£ (102)	£ (80)